PROPERTY AND EQUIPMENT, NET - Schedule of depreciation expense related to property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation	$ 25,246	$ 20,492	$ 16,611
Cost of revenues
Property, Plant and Equipment [Line Items]
Depreciation	2,722	3,060	3,533
Research and development, net
Property, Plant and Equipment [Line Items]
Depreciation	14,296	10,566	8,126
Selling and marketing
Property, Plant and Equipment [Line Items]
Depreciation	5,401	4,366	3,269
General and administrative
Property, Plant and Equipment [Line Items]
Depreciation	$ 2,827	$ 2,500	$ 1,683